Financial risk management objectives and policies - Market risk (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by interest rate
Interest rate on borrowings			5.90%
Total financial liabilities	$ 19,113	$ 17,807	$ 16,808
Short-term deposits, not classified as cash equivalents	40	80	37
Cash and cash equivalents	4,831	3,324	5,018
Instruments in a fair value hedge relationship
Disclosure of financial instruments by interest rate
Total financial liabilities	346	$ 900	$ 1,368
Bonds Maturing in 2023
Disclosure of financial instruments by interest rate
Borrowings	1,250
Bonds Maturing in 2029
Disclosure of financial instruments by interest rate
Borrowings	1,000
Bonds Maturing in 2048
Disclosure of financial instruments by interest rate
Borrowings	750
Bonds Maturing in 2018
Disclosure of financial instruments by interest rate
Borrowings	$ 1,400
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%	7.00%	7.00%
1.75% Callable bond
Disclosure of financial instruments by interest rate
Interest rate on borrowings		1.75%	1.75%
Interest rate swaps
Disclosure of financial instruments by interest rate
Notional amount	$ 290
Current financial liabilities	1,754	$ 2,247	$ 2,307
Non-current financial liabilities	17,359	15,560	14,501
Total financial liabilities	19,113	17,807	16,808
Short-term deposits, not classified as cash equivalents	40	80	37
Cash and cash equivalents	4,831	3,324	5,018
Total financial assets	4,871	3,404	5,055
Current and non-current asset investments and other financial assets on which no interest is received	6,195	6,366	5,519
Interest rate swaps | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	999	404	1,086
Non-current financial liabilities	16,038	14,608	13,154
Total financial liabilities	17,037	15,012	14,240
Short-term deposits, not classified as cash equivalents	40
Total financial assets	40
Interest rate swaps | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	755	1,843	1,221
Non-current financial liabilities	1,321	952	1,347
Total financial liabilities	2,076	2,795	2,568
Short-term deposits, not classified as cash equivalents		80	37
Cash and cash equivalents	4,831	3,324	5,018
Total financial assets	4,831	$ 3,404	$ 5,055
Interest rate swaps | Instruments at fair value through profit or loss
Disclosure of financial instruments by interest rate
Notional amount	$ 290
Interest rate swaps | 7% Guaranteed debentures | Floating rate
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%